EX.99.1

Table for Form ABS-15G (Repurchase reporting)(1)(2)
GE-WMC Mortgage Securities, L.L.C.
Name of the Issuing Entity	CIK Number	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement(4)			Demand in Dispute(5)			Demand Withdrawn(6)			Demand Rejected(7)
(a)	(a)	(b)	(c)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
				(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Type: Residential Mortgage Loans
GE-WMC Mortgage Securities Trust 2005-2	#0001346642	X	WMC Mortgage Corp.	7,022	$1,415,000,000	100.00%	0	$0	0.000%	0	$0	0.00%	0	$0	0.00%	1	$127,159	0.048%	0	$0	0.00%	0	$0	0.00%
GE-WMC Mortgage Securities Trust 2005-2 Total				7,022	$1,415,000,000	100.00%	0	$0	0.000%	0	$0	0.00%	0	$0	0.00%	1	$127,159	0.048%	0	$0	0.00%	0	$0	0.00%
GE-WMC Mortgage Securities Trust 2006-1	#0001370875	X	WMC Mortgage Corp.	4658	$902,258,035.23	100.00%	2,670	$144,660,537	64.166%	0	$0	0.00%	0	$0	0.00%	2,670	$144,660,537	64.166%	0	$0	0.00%	0	$0	0.00%
GE-WMC Mortgage Securities Trust 2006-1 Total				4,658	$902,258,035	100.00%	2,670	$144,660,537	64.166%	0	$0	0.00%	0	$0	0.00%	2,670	$144,660,537	64.166%	0	$0	0.00%	0	$0	0.00%
Grand Total				11,680	$2,317,258,035	100.00%	2,670	$144,660,537	29.44%	0	$0	0.00%	0	$0	0.00%	2,671	$144,787,696	29.46%	0	$0	0.00%	0	$0	0.00%

Footnotes:

(1) While we have attempted to gather all of the information required by this Form ABS-15G/A and Rule 15Ga-1 (the "Reportable Information") we cannot be certain that we have obtained all applicable Reportable Information since, among other things, the trustees that have the obligation to enforce repurchase obligations (the "Demand Entities") may not have provided complete Reportable Information. The information in this Form ABS-15G/A has not been verified by any third party.

(2) For assets where more than one activity occurred during the reporting period, only the most recent activity is reported above, provided that an asset subject to a demand to repurchase may be listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period.

(3) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period.

(4) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(5) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(6) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand, or was deemed withdrawn in accordance with the originator’s policies and procedures.

(7) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.